SIGNIFICANT ACCOUNTING POLICIES (Details Narrative) - USD ($)	1 Months Ended	12 Months Ended
	May 20, 2014	Mar. 31, 2019	Mar. 31, 2017	Mar. 31, 2018	Mar. 31, 2016
Common stock warrants for services	13,317
Warrant vested to exercisable price	$ 1.00
Date of expired	May 21, 2017
Stock per share			$ 0.40
Begnning Balance			$ 346
Discount rate			0.13%
Volatility rate			250.00%
Minimum [Member]
Stock per share					$ 0.10
Property and equipment useful life		3 years
Maximum [Member]
Stock per share					$ 1.51
Property and equipment useful life		5 years